Condensed Consolidated Statements of Cash Flow - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (8,665,380)	$ (7,251,175)	$ (14,406,262)	$ (15,468,502)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,825	4,025	7,160	9,588
Provision for credit losses on accounts receivable	(2,191)	(68,285)	(102,112)	92,619
Non-cash shares issued to Yorkville for aggregate commitment fee			3,288,000
Non-cash issuance of warrants accounted for as liabilities			2,448,000
Non-cash share issuance for marketing expenses	175,334
Non-cash GEM commitment fee expense	200,000		2,000,000
Amortization of operating lease right-of-use assets	87,579	86,320	173,245	152,018
Impairment of operating lease right-of-use assets				303,327
Stock based compensation expense	665,409	620,987	1,245,796	770,336
Loss on extinguishment of debt	(527,980)			56,653
Excise tax			305,719
Loss on debt issuance	171,000
Change in fair value of convertible promissory notes	578,000		(34,000)
Changes in operating assets and liabilities:
Accounts receivable	81,079	27,168	65,479	(86,308)
Prepaid expenses and other current assets	(180,343)	(93,137)	(407,648)	425,011
Deferred offering costs		(427,664)	(1,708,163)
Other assets				52,591
Accounts payable	2,989,940	1,218,775	5,339,614	660,844
Due to related party			67,118
Deferred revenue	108,142	32,124	283,660	(129,604)
Accrued expenses and other current liabilities			4,448,867	384,641
Accrued expenses	(123,399)	(336,332)
Operating lease liabilities	(152,335)	(138,804)	(284,963)	(243,596)
Earnout liability	(22,274)	(200,000)	(229,700)	(710,901)
Deferred fees			500,000
Other liabilities				(37,837)
Net cash used in operating activities	(3,812,695)	(4,046,650)	(1,550,781)	(5,168,175)
Cash flows from investing activities:
Purchase of property and equipment				(10,806)
Net cash used in investing activities				(10,806)
Cash flows from financing activities:
Effect of Merger, net of transaction costs (Note 4)			(7,615,462)
Deferred offering costs				(1,524,934)
Payment of GEM commitment fee	(1,200,000)
Repayment of convertible notes (Yorkville)	(750,000)
Proceeds received for exercise of Pre-Funded warrants	866
Proceeds from issuance of common stock	1,854,818	13,362	30,761	5,016
Net cash provided by financing activities	2,190,724	3,446,362	2,621,000	4,415,930
Net increase / (decrease) in cash	(1,621,971)	(600,288)	1,070,219	(763,051)
Cash at beginning of period	2,093,718	1,023,499	1,023,499	1,786,550
Cash at end of period	471,747	423,211	2,093,718	1,023,499
Supplemental disclosure of cash flow information:
Cash paid for interest	158,518	313,813	955,848	630,454
Cash paid (refund) for taxes	5,075	8,825	9,862	(4,875)
Non-cash investing and financing activities
Issuance of Cantor Fee Shares			(111)
Modification of convertible notes payable-related party			9,909
Shares issued to Roth for advisory fee	278,833
Shares issued to GEM	400,000
Shares issued for marketing expenses	334,772
Settlement of GEM commitment fee	200,000
Shares issued to Yorkville for aggregate commitment fee	500,000		3,288,000
Issuance of warrants accounted for as a liability			2,448,000
GEM commitment fee			2,000,000
Deferred offering costs			(3,233,097)
Debt issuance costs				25,896
Right-of-use assets obtained in exchange for lease obligations				762,603
Shares issued to Yorkville for redemption premium	115,800
Shares issued for exercise of Pre-Funded warrants	866
Issuance of convertible promissory note - GEM	1,000,000
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash share issuance for Yorkville redemption premium	80,760
Non-cash interest expense	596,693	471,076	686,016	854,379
Amortization of debt discount and issuance costs	68,459	272,670	958,822	235,463
Change in fair value of warrant liability	(562,000)		(1,807,000)
Loss on modification of simple agreement for future equity				120,826
Change in fair value of simple agreement for future equity		91,443	(207,570)	307,569
Change in fair value of bifurcated embedded derivative liabilities			(1,404,863)	254,443
Change in fair value of bifurcated embedded derivative liabilities		(162,228)	(1,404,863)	254,443
Cash flows from financing activities:
Proceeds from Yorkville redemption premium	35,040
Proceeds from issuance of convertible notes, net of issuance costs	2,250,000	850,000	3,235,000	1,753,558
Non-cash investing and financing activities
Conversion of simple agreement for future equity			456,234
Conversion of convertible notes			3,346,232
Bifurcated embedded derivative liabilities at issuance				541,223
Convertible note issued in settlement of accrued interest				321,345
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	175,517	214,830	513,977	55,086
Amortization of debt discount and issuance costs	787,470	719,913	2,410,735	485,717
Change in fair value of warrant liability	(345,000)		115,000
Loss on modification of simple agreement for future equity				1,602,174
Change in fair value of simple agreement for future equity		1,212,557	(2,752,430)	4,078,431
Change in fair value of bifurcated embedded derivative liabilities		(162,228)	(3,063,278)	606,857
Change in fair value of bifurcated embedded derivative liabilities		(340,913)	(3,063,278)	606,857
Cash flows from financing activities:
Proceeds from issuance of notes payable, net of issuance costs-related party			4,387,701
Proceeds from issuance of convertible notes, net of issuance costs		2,583,000	2,583,000	4,182,290
Non-cash investing and financing activities
Modification of convertible notes payable-related party			9,909
Shares issued under share transfer agreement-related party			2,498,965
Conversion of simple agreement for future equity			6,049,766
Conversion of convertible notes	2,540,091		7,271,368
Bifurcated embedded derivative liabilities at issuance				1,292,777
Convertible note issued in settlement of accrued interest				$ 100,538
Yorkville [Member]
Non-cash investing and financing activities
Conversion of convertible notes	$ 2,002,000